                             AIM EQUITY FUNDS, INC.
                                AIM CHARTER FUND
                              AIM WEINGARTEN FUND
                             AIM CONSTELLATION FUND

                        Supplement dated August 15, 1997
                     to the Prospectus dated August 4, 1997

  The following replaces in its entirety the Financial Highlights information contained on pages 6, 8 and 10 of the above-referenced prospectus:
--------------------------------------------------------------------------------

FINANCIAL HIGHLIGHTS

  Shown below for the periods indicated are per share data, ratios and supplemental data (collectively, "data") for the Class A and Class B shares of each of the Funds. The data for Class A and Class B shares for the six-month period ended April 30, 1997, is unaudited. The data with respect to Class A shares of CHARTER for the fiscal years ended October 31, 1996, 1995 and 1994, has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information. The data with respect to Class A shares of CHARTER for the seven years ended October 31, 1993, has been audited by Tait, Weller & Baker, independent auditors. The data with respect to Class A shares of WEINGARTEN and CONSTELLATION for each of the years in the eight year period ended October 31, 1996, the ten months ended October 31, 1988 and the year ended December 31, 1987 has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information. The data with respect to Class B shares of CHARTER and WEINGARTEN for the period June 26, 1995 through October 31, 1995 and the fiscal year ended October 31, 1996 has been audited by KPMG Peat Marwick LLP, independent auditors, whose unqualified report thereon appears in the Statement of Additional Information. Class C shares of the Funds commenced operations on August 4, 1997.

   (PER SHARE DATA AND RATIOS FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                       AIM CHARTER FUND -- CLASS A SHARES

                                                                                 YEAR ENDED OCTOBER 31,
                                  APRIL 30,           -----------------------------------------------------------------------------
                                     1997                1996           1995           1994         1993         1992        1991
                                  ----------          ----------     ----------     ----------   ----------   ----------   --------
Net asset value, beginning of
 period.........................  $    11.19          $    10.63     $     8.90     $     9.46   $     8.36   $     8.42   $   6.55
Income from investment
 operations:
 Net investment income..........        0.06                0.19           0.15           0.21         0.17         0.18       0.18
 Net gains (losses) on
   securities (both realized and
   unrealized)..................        0.93                1.43           2.11          (0.45)        1.22         0.16       2.15
                                  ----------          ----------     ----------     ----------   ----------   ----------   --------
 Total from investment
   operations...................        0.99                1.62           2.26          (0.24)        1.39         0.34       2.33
                                  ----------          ----------     ----------     ----------   ----------   ----------   --------
Less distributions:
 Dividends from net investment
   income.......................      (0.08)               (0.16)         (0.20)         (0.16)       (0.29)       (0.17)     (0.15)
 Distributions from capital
   gains........................      (0.63)               (0.90)         (0.33)         (0.16)          --        (0.23)     (0.31)
                                  ----------          ----------     ----------     ----------   ----------   ----------   --------
 Total distributions............      (0.71)               (1.06)         (0.53)         (0.32)       (0.29)       (0.40)     (0.46)
                                  ----------          ----------     ----------     ----------   ----------   ----------   --------
Net asset value, end of
 period.........................  $    11.47          $    11.19     $    10.63     $     8.90   $     9.46   $     8.36   $   8.42
                                  ==========          ==========     ==========     ==========   ==========   ==========   ========
Total return(a).................        9.31%              16.70%         27.03%         (2.55)%      16.92%        4.17%     37.65%
                                  ==========          ==========     ==========     ==========   ==========   ==========   ========
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted).....................  $2,948,273          $2,647,208     $1,974,417     $1,579,074   $1,690,482   $1,256,151   $443,546
                                  ==========          ==========     ==========     ==========   ==========   ==========   ========
 Ratio of expenses to average
   net assets...................        1.10%(b)(c)         1.12%          1.17%          1.17%        1.17%        1.17%      1.29%
                                  ==========          ==========     ==========     ==========   ==========   ==========   ========
 Ratio of net investment income
   to average net assets........        0.98%(b)            1.81%          1.55%          2.32%        1.89%        2.14%      2.14%
                                  ==========          ==========     ==========     ==========   ==========   ==========   ========
 Portfolio turnover rate........          95%                164%           161%           126%         144%          95%       144%
                                  ==========          ==========     ==========     ==========   ==========   ==========   ========
 Average broker commission
   rate(d)......................  $   0.0628          $   0.0638            N/A            N/A          N/A          N/A        N/A
                                  ==========          ==========     ==========     ==========   ==========   ==========   ========

                                          YEAR ENDED OCTOBER 31,
                                  --------------------------------------
                                    1990      1989      1988      1987
                                  --------   -------   -------   -------
Net asset value, beginning of
 period.........................  $   6.97   $  5.40   $  6.61   $  8.18
Income from investment
 operations:
 Net investment income..........      0.18      0.21      0.15      0.09
 Net gains (losses) on
   securities (both realized and
   unrealized)..................      0.08      1.55      0.16      0.35
                                  --------   -------   -------   -------
 Total from investment
   operations...................      0.26      1.76      0.31      0.44
                                  --------   -------   -------   -------
Less distributions:
 Dividends from net investment
   income.......................     (0.26)    (0.19)    (0.12)    (0.14)
 Distributions from capital
   gains........................     (0.42)       --     (1.40)    (1.87)
                                  --------   -------   -------   -------
 Total distributions............     (0.68)    (0.19)    (1.52)    (2.01)
                                  --------   -------   -------   -------
Net asset value, end of
 period.........................  $   6.55   $  6.97   $  5.40   $  6.61
                                  ========   =======   =======   =======
Total return(a).................      3.86%    33.68%     5.90%     6.72%
                                  ========   =======   =======   =======
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted).....................  $102,499   $70,997   $65,799   $82,756
                                  ========   =======   =======   =======
 Ratio of expenses to average
   net assets...................      1.35%     1.35%     1.46%     1.15%
                                  ========   =======   =======   =======
 Ratio of net investment income
   to average net assets........      2.51%     3.73%     2.83%     1.57%
                                  ========   =======   =======   =======
 Portfolio turnover rate........       215%      131%      247%      225%
                                  ========   =======   =======   =======
 Average broker commission
   rate(d)......................       N/A       N/A       N/A       N/A
                                  ========   =======   =======   =======

---------------

(a) Does not deduct sales charges and are not annualized for periods less than one year.
(b) Ratios are annualized and based on average net assets of $2,885,632,617.
(c) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have been 1.09%.
(d) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.

                     AIM WEINGARTEN FUND -- CLASS A SHARES

                                                                                  YEAR ENDED OCTOBER 31,
                                     APRIL 30,         ----------------------------------------------------------------------------
                                        1997              1996         1995          1994         1993         1992         1991
                                     ----------        ----------   ----------    ----------   ----------   ----------   ----------
Net asset value, beginning of
 period............................  $    20.19        $    20.33   $    17.82    $    17.62   $    16.68   $    15.76   $    11.15
Income from investment operations:
 Net investment income.............          --              0.06           --          0.07         0.10         0.10         0.11
 Net gains (losses) on securities
   (both realized and
   unrealized).....................        1.04              2.51         4.36          0.57         0.93         0.98         4.80
                                     ----------        ----------   ----------    ----------   ----------   ----------   ----------
 Total from investment
   operations......................        1.04              2.57         4.36          0.64         1.03         1.08         4.91
                                     ----------        ----------   ----------    ----------   ----------   ----------   ----------
Less distributions:
 Dividends from net investment
   income..........................       (0.06)               --        (0.07)        (0.11)       (0.09)       (0.07)       (0.09)
 Distributions from net realized
   capital gains...................       (2.24)            (2.71)       (1.78)        (0.33)          --        (0.09)       (0.21)
                                     ----------        ----------   ----------    ----------   ----------   ----------   ----------
 Total distributions...............       (2.30)            (2.71)       (1.85)        (0.44)       (0.09)       (0.16)       (0.30)
                                     ----------        ----------   ----------    ----------   ----------   ----------   ----------
Net asset value, end of period.....  $    18.93        $    20.19   $    20.33    $    17.82   $    17.62   $    16.68   $    15.76
                                     ==========        ==========   ==========    ==========   ==========   ==========   ==========
Total return(c)....................        5.67%            14.81%       28.20%         3.76%        6.17%        6.85%       44.88%
                                     ==========        ==========   ==========    ==========   ==========   ==========   ==========
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted)........................  $5,014,448        $4,977,493   $4,564,730    $3,965,858   $4,999,983   $5,198,835   $2,534,331
                                     ==========        ==========   ==========    ==========   ==========   ==========   ==========
 Ratio of expenses to average net
   assets(d).......................        1.11%(e)(f)       1.12%        1.17%         1.21%        1.13%        1.13%        1.18%
                                     ==========        ==========   ==========    ==========   ==========   ==========   ==========
 Ratio of net investment income to
   average net assets(h)...........        0.03%(e)          0.33%       (0.02)%        0.45%        0.62%        0.60%        0.72%
                                     ==========        ==========   ==========    ==========   ==========   ==========   ==========
 Portfolio turnover rate...........          68%              159%         139%          136%         109%          37%          46%
                                     ==========        ==========   ==========    ==========   ==========   ==========   ==========
 Average brokerage commission
   rate(i).........................  $   0.0622        $   0.0615          N/A           N/A          N/A          N/A          N/A
                                     ==========        ==========   ==========    ==========   ==========   ==========   ==========
Borrowings for the period:
 Amount of debt outstanding at end
   of period.......................          --                --           --            --           --           --           --
 Average amount of debt outstanding
   during the period(j)............          --                --   $  593,789            --           --           --           --
 Average number of shares
   outstanding during the period
   (000s omitted)(j)...............     264,280           248,189      229,272       249,351      314,490      246,273      102,353
 Average amount of debt per share
   during the period...............          --                --   $   0.0026            --           --           --           --

                                                 OCTOBER 31,                 DECEMBER
                                     -----------------------------------       31,
                                       1990         1989       1988(a)       1987(b)
                                     --------    ----------   ----------     --------
Net asset value, beginning of
 period............................  $  12.32    $     9.23   $     8.36     $   8.82
Income from investment operations:
 Net investment income.............      0.09          0.10         0.07         0.07
 Net gains (losses) on securities
   (both realized and
   unrealized).....................     (0.56)         3.10         0.80         0.83
                                     --------    ----------   ----------     --------
 Total from investment
   operations......................     (0.47)         3.20         0.87         0.90
                                     --------    ----------   ----------     --------
Less distributions:
 Dividends from net investment
   income..........................     (0.06)        (0.11)          --        (0.09)
 Distributions from net realized
   capital gains...................     (0.64)           --           --        (1.27)
                                     --------    ----------   ----------     --------
 Total distributions...............     (0.70)        (0.11)          --        (1.36)
                                     --------    ----------   ----------     --------
Net asset value, end of period.....  $  11.15    $    12.32   $     9.23     $   8.36
                                     ========    ==========   ==========     ========
Total return(c)....................     (4.03)%       35.13%       10.41%        9.75%
                                     ========    ==========   ==========     ========
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted)........................  $632,522    $  393,320   $  297,284     $286,453
                                     ========    ==========   ==========     ========
 Ratio of expenses to average net
   assets(d).......................      1.25%         1.19%        1.08%(g)     0.95%
                                     ========    ==========   ==========     ========
 Ratio of net investment income to
   average net assets(h)...........      0.75%         0.96%        0.90%(g)     0.66%
                                     ========    ==========   ==========     ========
 Portfolio turnover rate...........        79%           87%          93%         108%
                                     ========    ==========   ==========     ========
 Average brokerage commission
   rate(i).........................       N/A           N/A          N/A          N/A
                                     ========    ==========   ==========     ========
Borrowings for the period:
 Amount of debt outstanding at end
   of period.......................        --    $3,781,000           --     $355,000
 Average amount of debt outstanding
   during the period(j)............  $485,359    $1,082,551   $  228,587     $509,259
 Average number of shares
   outstanding during the period
   (000s omitted)(j)...............    44,770        31,275       33,031       25,825
 Average amount of debt per share
   during the period...............  $   .011    $     .035   $     .007     $   .020

---------------

(a) The Fund changed investment advisors on September 30, 1988.
(b) Per share information has been restated to reflect a 2 for 1 stock split, effected in the form of a dividend, on September 29, 1987.
(c) Does not deduct sales charges and, for periods less than one year, total returns are not annualized.
(d) After waiver of fees and/or expense reimbursements. Ratios of expenses to average net assets prior to waiver of fees and/or expense reimbursements were 1.14%(annualized), 1.15%, 1.19%, 1.24%, 1.17% and 1.15% for the periods
    1997-1992, respectively.
(e) Ratios are annualized and based on average net assets of $5,167,944,740.
(f) Includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have remained the same.
(g) Annualized.
(h) After waiver of fees and/or expense reimbursements. Ratios of net investment income (loss) to average net assets prior to waiver of fees and/or expense reimbursements were 0.00% (annualized), 0.30%, (0.04)%, 0.42%, 0.58% and
    0.58% for the periods 1997-1992, respectively.
(i) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.
(j)  Averages computed on a daily basis.

                    AIM CONSTELLATION FUND -- CLASS A SHARES

                                                                              YEAR ENDED OCTOBER 31,
                                     APRIL 30,        -------------------------------------------------------------------------
                                        1997             1996          1995         1994         1993        1992       1991
                                     ----------       -----------   ----------   ----------   ----------   --------   ---------
Net asset value, beginning of
 period............................  $    25.48       $     23.69   $    18.31   $    17.04   $    13.25   $ 11.72    $    6.59
Income from investment operations:
 Net investment income (loss)......       (0.05)            (0.06)       (0.05)       (0.02)       (0.04)    (0.04)       (0.03)
 Net gains (losses) on securities
   (both realized and
   unrealized).....................       (0.54)             2.60         5.95         1.29         3.83      1.76         5.16
                                     ----------       -----------   ----------   ----------   ----------   -------    ---------
 Total from investment
   operations......................       (0.59)             2.54         5.90         1.27         3.79      1.72         5.13
                                     ----------       -----------   ----------   ----------   ----------   -------    ---------
Less distributions:
 Dividends from net investment
   income..........................          --                --           --           --           --        --           --
 Distributions from capital
   gains...........................       (0.89)            (0.75)       (0.52)          --           --     (0.19)          --
                                     ----------       -----------   ----------   ----------   ----------   -------    ---------
 Total distributions...............       (0.89)            (0.75)       (0.52)          --           --     (0.19)          --
                                     ----------       -----------   ----------   ----------   ----------   -------    ---------
Net asset value, end of period.....  $    24.00       $     25.48   $    23.69   $    18.31   $    17.04   $ 13.25    $   11.72
                                     ==========       ===========   ==========   ==========   ==========   =======    =========
Total return(c)....................       (2.41)%           11.26%       33.43%        7.45%       28.60%    14.82%       77.85%
                                     ==========       ===========   ==========   ==========   ==========   =======    =========
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted)........................  $11,505,286      $11,255,506   $7,000,350   $3,726,029   $2,756,497   $966,472   $ 342,835
                                     ==========       ===========   ==========   ==========   ==========   =======    =========
 Ratio of expenses to average net
   assets(d).......................        1.12%(e)(f)        1.14%       1.16%        1.20%        1.22%     1.21%        1.35%
                                     ==========       ===========   ==========   ==========   ==========   =======    =========
 Ratio of net investment income
   (loss) to average net
   assets(h).......................       (0.37)%(e)        (0.27)%      (0.32)%      (0.15)%      (0.31)%   (0.42)%      (0.41)%
                                     ==========       ===========   ==========   ==========   ==========   =======    =========
 Portfolio turnover rate...........          33%               58%          45%          79%          70%       62%         109%
                                     ==========       ===========   ==========   ==========   ==========   =======    =========
 Average broker commission
   rate(i).........................      0.0588       $    0.0596          N/A          N/A          N/A       N/A          N/A
                                     ==========       ===========   ==========   ==========   ==========   =======    =========
Borrowings for the period:
 Amount of debt outstanding at end
   of period (000s omitted)........          --                --           --           --           --        --           --
 Average amount of debt outstanding
   during the period(j)............          --                --           --           --           --        --           --
 Average number of shares
   outstanding during the period
   (000s omitted)(j)...............     468,998           381,030      244,731      182,897      124,101    55,902       21,205
 Average amount of debt per share
   during the period...............          --                --           --           --           --        --           --

                                                OCTOBER 31,
                                     ---------------------------------   DECEMBER 31,
                                       1990        1989       1988(a)      1987(b)
                                     ---------   ---------   ---------   ------------
Net asset value, beginning of
 period............................  $    9.40   $    7.34   $    6.35    $    10.58
Income from investment operations:
 Net investment income (loss)......      (0.03)       0.01       (0.03)        (0.05)
 Net gains (losses) on securities
   (both realized and
   unrealized).....................      (1.23)       2.46        1.02          0.36
                                     ---------   ---------   ---------    ----------
 Total from investment
   operations......................      (1.26)       2.47        0.99          0.31
                                     ---------   ---------   ---------    ----------
Less distributions:
 Dividends from net investment
   income..........................      (0.01)         --          --            --
 Distributions from capital
   gains...........................      (1.54)      (0.41)         --         (4.54)
                                     ---------   ---------   ---------    ----------
 Total distributions...............      (1.55)      (0.41)         --         (4.54)
                                     ---------   ---------   ---------    ----------
Net asset value, end of period.....  $    6.59   $    9.40   $    7.34    $     6.35
                                     =========   =========   =========    ==========
Total return(c)....................     (16.17)%     35.50%      15.59%         2.85%
                                     =========   =========   =========    ==========
Ratios/supplemental data:
 Net assets, end of period (000s
   omitted)........................  $  83,304   $  74,731   $  78,272    $   71,418
                                     =========   =========   =========    ==========
 Ratio of expenses to average net
   assets(d).......................       1.37%       1.36%       1.30(g)       1.11%
                                     =========   =========   =========    ==========
 Ratio of net investment income
   (loss) to average net
   assets(h).......................      (0.44)%      0.07%      (0.57)%(g)    (0.41)%
                                     =========   =========   =========    ==========
 Portfolio turnover rate...........        192%        149%        131%          135%
                                     =========   =========   =========    ==========
 Average broker commission
   rate(i).........................        N/A         N/A         N/A           N/A
                                     =========   =========   =========    ==========
Borrowings for the period:
 Amount of debt outstanding at end
   of period (000s omitted)........         --   $   9,610   $   5,266    $      109
 Average amount of debt outstanding
   during the period(j)............  $2,344,356  $2,608,721  $2,147,733   $2,365,545
 Average number of shares
   outstanding during the period
   (000s omitted)(j)...............     11,397      10,050      10,845         9,668
 Average amount of debt per share
   during the period...............  $    0.21   $    0.26   $    0.20    $     0.24

---------------

(a)  The Fund changed investment advisors on September 30, 1988.
(b) Per share information has been restated to reflect a 2 for 1 stock split, effected in the form of a dividend, on June 19, 1987.
(c) Does not deduct sales charges and for periods less than one year, total returns are not annualized.
(d) Ratios of expenses prior to waiver of advisory fees are 1.14% (annualized), 1.16%, 1.18% and 1.21% for the years 1997-1994, respectively.
(e)  Ratios are annualized and based on average net assets of $11,958,901,203.
(f) Ratio includes indirectly paid expenses. Excluding indirectly paid expenses, the ratio of expenses to average net assets would have remained the same.
(g)  Annualized.
(h) Ratios of net investment income (loss) prior to waiver of advisory fees are (0.39)% (annualized), (0.29)%, (0.34)% and (0.16)% for the years 1997-1994, respectively.
(i) Disclosure requirement beginning with the Fund's fiscal year ending October 31, 1996.
(j)  Averages computed on a daily basis.